UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, May 9, 2002

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:     29

Form 13F Information Table Value Total:  $293,250

List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

Acuity Brands Inc                    COM   00508Y102   3411     206350   SH         SOLE        14000       192350
Amli Residential                     COM   001735109   5741     227625   SH         SOLE        14400       213225
Berkshire Hathaway Inc Del Cl B      COM   084670207  18751       7915   SH         SOLE          323         7592
Carecentric Inc                      COM   14166Y106     37      49473   SH         SOLE         1926        47547
Cathay Bancorp Inc                   COM   149150104  12928     179302   SH         SOLE         9100       170202
Cendant Corp                         COM   151313103  22128    1152500   SH         SOLE        47000      1105500
Chateau Cmntys Inc                   COM   161726104  15521     540243   SH         SOLE        15900       524343
CVS Corp		             COM   126650100  20852     607400   SH         SOLE        25700       581700
Dentsply Intl Inc New                COM   249030107  19806     534424   SH         SOLE        23700       510724
Devon Energy                         COM   25179M103   9410     194950   SH         SOLE         9100       185850
Dover Downs Entmt Inc                COM   260086103   3293     202800   SH         SOLE         9000       193800
Equity Office Properties Trust       COM   294741103  15329     511150   SH         SOLE        23500       487650
Federal Home Ln Mtg Corp             COM   313400301  10695     168765   SH         SOLE         7300       161465
G & K Svcs Inc                       COM   361268105    654      17550   SH         SOLE            0        17550
GBC Bancorp Calif                    COM   361475106  12174     363950   SH         SOLE        12100       351850
Hanmi Finl Corp                      COM   410495105  13748     808712   SH         SOLE        28962       779750
International Speedway Corp Cl A     COM   460335201   9630     210724   SH         SOLE         6700       204024
Littelfuse Inc                       COM   537008104   8796     355100   SH         SOLE         7400       347700
Mercury General Corp New             COM   589400100  21894     470843   SH         SOLE        23200       447643
Mestek Inc                           COM   590829107   6525     291947   SH         SOLE        11300       280647
National Golf Pptys Inc              COM   63623G109   6726     908925   SH         SOLE        36000       872925
Northeast Utils                      COM   664397106   8713     438500   SH         SOLE        12000       426500
Post Pptys Inc                       COM   737464107   5943     176887   SH         SOLE        10700       166187
Prima Energy Corp	             COM   741901201   1200      48200   SH         SOLE            0        48200
Silicon Vy Bancshares                COM   827064106    611      20200   SH         SOLE            0        20200
Speedway Motorsports Inc             COM   847788106   4067     142650   SH         SOLE        13100       129550
Sun Communities Inc                  COM   866674104   8741     222410   SH         SOLE        11700       210710
Viad Corp                            COM   92552R109  12895     460550   SH         SOLE        19000       441550
Washington Post Co                   COM   939640108  13030      21465   SH         SOLE          925        20540